Finance Receivables - Credit Quality Indicators (Details) (10-K)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2016	Dec. 31, 2015
Unlikely to be Collected Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period		60 days	60 days
Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period		90 days	90 days
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period	180 days		90 days
Revolving Credit Facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period			180 days